Property and Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Depreciation Expense	$ 522	$ 711	$ 924